Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,317,016.25
Total Fee Amount	1,158.58
Total Offset Amount	0.00
Net Fee	$ 1,158.58
Offering Table N/A
Offset Table N/A	N/A